Subsidiary (Details Narratives)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Common stock, Authorized	900,000,000	900,000,000	900,000,000
Eastside Distilling Inc [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percent (as a percent)	100.00%
Common stock, Authorized	1,000